U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Asset Management & Custody Banks - 0.4%
DigitalBridge Group, Inc.	26,952	$353,071

Data Center REITs - 8.9%
Digital Realty Trust, Inc.	18,705	3,660,381
Equinix, Inc.	4,095	4,019,161
7,679,542

Diversified REITs - 4.5%
Alexander & Baldwin, Inc.	8,233	162,025
American Assets Trust, Inc.	44,926	1,277,696
Armada Hoffler Properties, Inc.	18,481	204,215
Broadstone Net Lease, Inc.	4,977	87,147
Empire State Realty Trust, Inc. - Class A	101,404	1,111,388
Essential Properties Realty Trust, Inc.	2,630	89,683
WP Carey, Inc.	16,899	964,257
3,896,411

Health Care Facilities - 0.3%
National HealthCare Corporation	2,085	261,042

Health Care REITs - 11.0%
Alexandria Real Estate Equities, Inc.	27,156	2,993,406
CareTrust REIT, Inc.	11,997	357,391
Community Healthcare Trust, Inc.	7,929	149,858
Global Medical REIT, Inc.	8,174	72,667
Healthcare Realty Trust, Inc.	7,741	141,815
Healthpeak Properties, Inc.	28,892	635,335
LTC Properties, Inc.	7,628	294,365
National Health Investors, Inc.	4,433	339,789
Omega Healthcare Investors, Inc.	15,086	612,642
Sabra Health Care REIT, Inc.	20,144	377,297
Ventas, Inc.	17,964	1,150,954
Welltower, Inc.	17,129	2,366,885
9,492,404

Hotel & Resort REITs - 2.1%
Apple Hospitality REIT, Inc.	22,185	357,400
DiamondRock Hospitality Company	9,623	89,302
Host Hotels & Resorts, Inc.	29,743	547,866
Ryman Hospitality Properties, Inc.	3,996	468,491
Sunstone Hotel Investors, Inc.	27,934	300,291
Xenia Hotels & Resorts, Inc.	5,674	87,266
1,850,616

Hotels, Resorts & Cruise Lines - 5.9%
Choice Hotels International, Inc.	2,942	444,948
Hilton Worldwide Holdings, Inc.	6,179	1,566,006
Hyatt Hotels Corporation - Class A	3,650	576,481
Marriott International, Inc. - Class A	6,916	1,999,346
Wyndham Hotels & Resorts, Inc.	4,900	481,082
5,067,863

Industrial REITs - 12.2%
Americold Realty Trust, Inc.	55,343	1,320,484
EastGroup Properties, Inc.	6,370	1,096,978
First Industrial Realty Trust, Inc.	15,649	836,439
Innovative Industrial Properties, Inc.	9,248	1,008,217
LXP Industrial Trust	7,732	72,294
Plymouth Industrial REIT, Inc.	3,314	62,104
Prologis, Inc.	26,160	3,054,965
Rexford Industrial Realty, Inc.	1,635	68,801
STAG Industrial, Inc.	36,259	1,333,969
Terreno Realty Corporation	28,261	1,713,464
10,567,715

Multi-Family Residential REITs - 17.0%
Apartment Investment and Management Company - Class A (a)	8,770	77,527
AvalonBay Communities, Inc.	15,053	3,542,723
Camden Property Trust	10,307	1,296,621
Centerspace	4,195	304,137
Elme Communities	4,762	80,668
Equity Residential	33,442	2,563,664
Essex Property Trust, Inc.	5,637	1,750,063
Independence Realty Trust, Inc.	69,540	1,518,754
Mid-America Apartment Communities, Inc.	10,037	1,647,674
UDR, Inc.	39,370	1,805,508
14,587,339

Office REITs - 11.3%
BXP, Inc.	9,735	798,173
COPT Defense Properties	47,698	1,571,649
Cousins Properties, Inc.	42,347	1,344,094
Douglas Emmett, Inc.	26,506	513,156
Easterly Government Properties, Inc.	166,676	2,053,448
Highwoods Properties, Inc.	63,463	2,060,009
JBG SMITH Properties	4,793	81,912
Kilroy Realty Corporation	2,239	92,986
SL Green Realty Corporation	14,347	1,121,792
Vornado Realty Trust	2,769	119,205
9,756,424

Other Specialized REITs - 3.5%
Four Corners Property Trust, Inc.	102,448	3,043,730

Retail REITs - 15.7%
Acadia Realty Trust	43,781	1,131,739
Agree Realty Corporation	8,690	667,392
Brixmor Property Group, Inc.	3,255	97,878
Curbline Properties Corporation (a)	15,312	371,469
Federal Realty Investment Trust	11,182	1,304,380
Getty Realty Corporation	20,487	673,612
InvenTrust Properties Corporation	9,949	308,120
Kimco Realty Corporation	49,440	1,264,181
Kite Realty Group Trust	25,073	691,263
NETSTREIT Corporation	21,536	349,099
NNN REIT, Inc.	1,744	76,701
Phillips Edison & Company, Inc.	17,528	692,356
Realty Income Corporation	7,654	443,090
Regency Centers Corporation	20,064	1,516,638
Retail Opportunity Investments Corporation	9,300	161,820
Saul Centers, Inc.	2,049	84,234
Simon Property Group, Inc.	13,604	2,497,694
SITE Centers Corporation	7,656	118,821
Tanger, Inc.	26,712	987,543
Urban Edge Properties	4,056	93,329
13,531,359

Self-Storage REITs - 2.0%
CubeSmart	4,890	242,349
Extra Space Storage, Inc.	3,121	533,566
National Storage Affiliates Trust	4,703	212,105
Public Storage	2,179	758,401
1,746,421

Single-Family Residential REITs - 5.1%
American Homes 4 Rent - Class A	51,791	1,983,077
Equity LifeStyle Properties, Inc.	8,853	631,485
Invitation Homes, Inc.	20,972	718,291
Sun Communities, Inc.	6,338	800,680
UMH Properties, Inc.	12,401	238,099
4,371,632
TOTAL COMMON STOCKS (Cost $74,417,268)	86,205,569

TOTAL INVESTMENTS - 99.9% (Cost $74,417,268)	86,205,569
Other Assets in Excess of Liabilities - 0.1% (b)	148,324
TOTAL NET ASSETS - 100.0%
two	–%	$86,353,893
Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

U.S. Diversified Real Estate ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$86,205,569	$–	$–	$86,205,569
Total Investments	$86,205,569	$–	$–	$86,205,569

Refer to the Schedule of Investments for further disaggregation of investment categories.